ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS	December 31, 2022 (Unaudited)

		Principal Amount	Value
FOREIGN BONDS – 98.4%

AUSTRALIA – 4.8%
Australia Government Bond, Series 163, 1.00%, 11/21/2031	AUD	3,800,000	$2,001,155
CHINA – 11.3%
China Government Bond, Series INBK, 3.72%, 4/12/2051	CNY	30,000,000	4,684,379
HONG KONG – 4.5%
Hong Kong Government Bond, 2.24%, 8/27/2029	HKD	16,000,000	1,877,443
INDIA – 8.3%
India Government Bond, 6.54%, 1/17/2032	INR	300,000,000	3,437,689
INDONESIA – 13.5%
Indonesia Treasury Bond
Series FR87, 6.50%, 2/15/2031	IDR	80,000,000,000	5,000,161
Series FR91, 6.38%, 4/15/2032	IDR	10,000,000,000	619,174
			5,619,335
JAPAN – 4.8%
Japan Government Ten Year Bond, Series 363, 0.10%, 6/20/2031	JPY	270,000,000	1,977,973
MALAYSIA – 8.4%
Malaysia Government Bond, Series 0220, 2.63%, 4/15/2031	MYR	17,000,000	3,483,009
NEW ZEALAND – 4.8%
New Zealand Government Bond, Series 0532, 2.00%, 5/15/2032	NZD	3,900,000	2,006,483
PHILIPPINES – 4.6%
Philippine Government Bond
Series 7-64, 3.63%, 4/22/2028	PHP	100,000,000	1,563,078
Series 1064, 6.88%, 1/10/2029	PHP	20,000,000	362,933
			1,926,011
RUSSIA – 5.9%
Russian Federal Bond - OFZ, Series 6228, 7.65%, 4/10/2030(a)(b)	RUB	570,000,000	2,459,589
SINGAPORE – 4.8%
Singapore Government Bond, 1.63%, 7/1/2031	SGD	3,020,000	2,007,941

		Principal Amount	Value
FOREIGN BONDS (Continued)

SUPRANATIONAL – 18.0%
Asian Development Bank
Series EMTN, 2.72%, 1/16/2023	CNY	4,000,000	$575,344
3.20%, 3/11/2026	CNY	10,000,000	1,471,467
Asian Infrastructure Investment Bank (The), Series GMTN, 2.50%, 3/24/2025	CNY	11,000,000	1,566,816
European Bank for Reconstruction & Development, Series GMTN, 2.20%, 12/6/2023	CNY	8,000,000	1,144,733
European Investment Bank, Series EMTN, 2.70%, 4/22/2024	CNY	2,000,000	284,991
International Bank for Reconstruction & Development, Series GDIF, 2.00%, 2/18/2026	CNY	7,000,000	974,454
New Development Bank (The), 3.00%, 7/7/2025	CNY	10,000,000	1,445,440
			7,463,245
THAILAND – 4.7%
Thailand Government Bond, 2.00%, 12/17/2031	THB	70,000,000	1,948,431
TOTAL FOREIGN BONDS
(Cost $51,348,034)			40,892,683

TOTAL INVESTMENTS – 98.4%
(Cost $51,348,034)			40,892,683
Other Assets in Excess of Liabilities – 1.6%			655,728
TOTAL NET ASSETS – 100.0%			$41,548,411

(a)	Security is considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of the security is $2,459,589 which represents approximately 5.9% of net assets as of December 31, 2022.
(b)	Level 3 security. The total value of this security is $2,459,589.

ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2022 (Unaudited)

Currency Abbreviations
AUD	:	Australian Dollar
CNY	:	Chinese Yuan
HKD	:	Hong Kong Dollar
IDR	:	Indonesian Rupiah
INR	:	Indian Rupee
JPY	:	Japanese Yen
MYR	:	Malaysian Ringgit
NZD	:	New Zealand Dollar
PHP	:	Philippine peso
RUB	:	Russian Ruble
SGD	:	Singapore Dollar
THB	:	Thai Baht